Note 5 - Share Capital - Schedule of Outstanding Warrants (Details) - $ / shares					12 Months Ended
	Oct. 30, 2024	Oct. 24, 2024	Oct. 15, 2024	Dec. 02, 2022	Sep. 30, 2025	Sep. 30, 2024
Statement Line Items [Line Items]
Balance (in shares)					916,815	1,047,520
Balance, weighted average exercise price (in CAD per share)					$ 3.1	$ 21.12
Issued (in shares)					72,950	722,015
Issued, weighted average exercise price (in CAD per share)					$ 6.75	$ 2.12
Expired (in shares)					(20,000)	(852,720)
Expired, weighted average exercise price (in CAD per share)					$ 6.75	$ 24.4
Exercised (in shares)	(300,000)	(800)	(307,200)		(608,000)	(28,800)
Exercised, weighted average exercise price (in CAD per share)	$ 1.7	$ 6.75	$ 6.75		$ 4.26
Balance (in shares)					361,765	916,815
Balance, weighted average exercise price (in CAD per share)				$ 6.75	$ 1.7	$ 3.1